CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Revenue	$ 101,636	$ 85,988	$ 122,000
Cost of revenue	72,564	67,514
Gross profit (loss)	29,072	18,474
Research and development, net	15,660	13,301
Selling and marketing	10,468	8,650
General and administrative	6,938	7,791
Merger, acquisition and related litigation expenses, net		2,951
Operating profit (loss)	(3,994)	(14,219)
Financial expenses, net	757	1,429
Loss before taxes	(4,751)	(15,648)
Taxes on income	474	332
Net loss	(5,225)	(15,980)
Depreciation and amortization Expenses	4,646	5,271
Fixed Networks [Member]
Segment Reporting Information [Line Items]
Revenue	56,127	44,790
Cost of revenue	35,723	32,254
Gross profit (loss)	20,404	12,536
Research and development, net	4,700	4,180
Selling and marketing	7,639	6,326
General and administrative	3,931	4,842
Merger, acquisition and related litigation expenses, net
Operating profit (loss)	4,134	(2,812)
Depreciation and amortization Expenses	2,379	3,170
Mobility Solutions [Member]
Segment Reporting Information [Line Items]
Revenue	31,002	33,207
Cost of revenue	20,746	23,427
Gross profit (loss)	10,256	9,780
Research and development, net	10,960	9,121
Selling and marketing	2,810	2,304
General and administrative	2,302	2,185
Merger, acquisition and related litigation expenses, net
Operating profit (loss)	(5,816)	(3,830)
Depreciation and amortization Expenses	2,236	2,061
Terrestrial Infrastructure Projects [Member]
Segment Reporting Information [Line Items]
Revenue	14,507	7,991
Cost of revenue	16,095	11,833
Gross profit (loss)	(1,588)	(3,842)
Research and development, net
Selling and marketing	19	20
General and administrative	705	764
Merger, acquisition and related litigation expenses, net
Operating profit (loss)	(2,312)	(4,626)
Depreciation and amortization Expenses	$ 31	$ 40